Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Liabilities [Abstract]
Schedule Of Other Liabilities

	December 31, 2023	December 31, 2022
Financial guarantee liability (A)	268	407
Deferred share units liability (B)	3,917	2,302
	4,185	2,709